Investments in Associates	12 Months Ended
Dec. 31, 2023
Investment in Associates [Abstract]
Investments in Associates	Investments in Associates
Gelesis
Gelesis was founded by the Group and raised funding through preferred shares financings as well as issuances of warrants and loans. As of July 1, 2019, Gelesis was deconsolidated from the Group’s financial statements. Upon deconsolidation, the preferred shares and warrants held by the Group fell under the guidance of IFRS 9 Financial Instruments and were treated as financial assets held at fair value and the investment in common shares of Gelesis was subject to IAS 28 Investment in Associates as the Group had significant influence over Gelesis.
2021
Due to the Group's share in the losses of Gelesis, in 2020, the Group's investment in Gelesis accounted for under the equity method was reduced to zero. Since the Group had investments in Gelesis warrants and preferred shares that were deemed to be long-term interests, the Group continued recognizing its share in Gelesis losses while applying such losses to its preferred share and warrant investment in Gelesis accounted for as an investment held at fair value. In 2021, total investment in Gelesis, including the long-term interests, was reduced to zero. Since the Group did not incur legal or constructive obligations or made payments on behalf of Gelesis, the Group discontinued recognizing equity method losses in 2021. As of December 31, 2021, unrecognized equity method losses amounted to $38,101, which included $709 of unrecognized other comprehensive loss.
During 2021, due to exercise of stock options into common shares in Gelesis, the Group's equity interest in Gelesis was reduced from 47.9 percent at December 31, 2020 to 42.0 percent as of December 31, 2021. The gain resulting from the issuance of shares to third parties and the resulting reduction in the Group's share in the accumulated deficit of Gelesis under the equity method was fully offset by the unrecognized equity method losses.
Backstop agreement – 2022 and 2021
On December 30, 2021, the Group signed a Backstop agreement with Capstar and had committed to acquire Capstar class A common shares at $10 per share immediately prior to the closing of the business combination between Gelesis and Capstar, in case, the Available Funds, as defined in the agreement, were less than $15,000. According to the Backstop agreement, if the Group had to acquire any shares under the agreement, the Group would receive an additional 1,322,500 class A common shares of Capstar at no additional consideration.
The Group determined that such agreement meets the definition of a derivative under IFRS 9 and as such should be recorded at fair value with changes in fair value recorded through profit and loss. The derivative was initially recorded at fair value adjusted to defer the day 1 gain equal to the difference between the fair value of $11,200 and transaction price of zero on the effective date of the Backstop agreement and as such was initially recorded at zero. The deferred gain was amortized over the period from the effective date until settlement date, January 13, 2022. During the years ended December 31, 2022 and 2021, the Group recognized income of $10,400 and $800, respectively, for the amortization of the deferred gain. During the year ended December 31, 2022, the Group recognized a loss of $2,776 in respect of the decrease in the fair value of the derivative until the settlement date, resulting in a net gain of $7,624 recorded during the year ended December 31, 2022 in respect of the Backstop agreement. The gain was included in other Income/(expense) in the Consolidated Statement of Comprehensive Income/(Loss). The fair value of the derivative on the settlement date in the amount of $8,424 represents an additional investment in Gelesis as part of the SPAC transaction described below.
On January 13, 2022, as part of the conclusion of the aforementioned Backstop agreement, the Group acquired 496,145 class A common shares of Capstar for $4,961 and received an additional 1,322,500 class A common shares of Capstar for no additional consideration.
2022
Share exchange – Capstar
On January 13, 2022, Gelesis completed its business combination with Capstar. As part of the business combination, all shares in Gelesis, common and preferred, including the shares held by the Group, were exchanged for common shares of the merged entity and unvested common shares that will vest upon the stock price of the new combined entity reaching certain target prices (the "Gelesis Earn-out Shares"). In addition, the Group invested $15,000 in the class A common shares of Capstar as part of the PIPE transaction that took place immediately prior to the closing of the business combination and an additional $4,961, as part of the Backstop agreement described above. Pursuant to the business combination, Gelesis became a wholly-owned subsidiary of Capstar and Capstar changed its name to Gelesis Holdings, Inc., which began trading on the New York Stock Exchange under the ticker symbol "GLS" on January 14, 2022. Following the closing of the business combination, the PIPE transaction, the settlement of the aforementioned Backstop agreement with Capstar, and the exchange of all preferred shares in Gelesis to common shares in the new combined entity, the Group holds 16,727,582 common shares of Gelesis Holdings Inc., which was equal to approximately 23.2% of Gelesis Holdings Inc's outstanding common shares at the time of the exchange. Due to the Group's significant equity holding and voting interest in Gelesis, the Group continued to maintain significant influence in Gelesis and as such continued to account for its Gelesis equity investment under the equity method.
Gelesis was deemed to be the acquirer in Gelesis Holdings Inc. and the financial assets and financial liabilities in Capstar were deemed to be acquired by Gelesis in consideration for the shares held by Capstar legacy shareholders. As such, the Group did not revalue the retained investment in Gelesis but rather treated the exchange as a dilution of its equity interest in Gelesis from 42.0 percent as of December 31, 2021 to 22.8 percent as of January 13, 2022 (including warrants that provide its holders access to returns associated with equity holders). After considering the aforementioned additional investments, the exchange of the preferred stock, previously accounted for as an investment held at fair value, to common stock (and representing an additional equity investment in Gelesis), the earn-out shares received in Gelesis (see Note 5. Investments Held at Fair Value) and the offset of previously unrecognized equity method losses, the net gain recorded on the dilution of interest amounted to $28,255.
Impairment
Following Gelesis’ decline in its market price in 2022 and its lack of liquidity, the Group recorded an impairment loss of $8,390 as of December 31, 2022 in respect of its investment in Gelesis. The recoverable amount of the investment in Gelesis was $4,910 as of December 31, 2022, which was determined based on fair value less costs to sell (which were estimated to be insignificant). Fair value was determined based on level 1 of the fair value hierarchy as Gelesis shares were traded on an active market as of December 31, 2022.
The impairment loss was presented separately in the Consolidated Statement of Comprehensive Income/(loss) for the year ended December 31, 2022 in the line item impairment of investment in associates.
2023
During the year ended December 31, 2023, the Group entered into agreements with Gelesis to purchase senior secured convertible promissory notes and warrants for shares of Gelesis common stock (see Note 7. Investment in Notes from Associates). The warrants to purchase shares of Gelesis common stock represented potential voting rights to the Group and it is therefore necessary to consider whether they were substantive. If these potential voting rights were substantive and the Group had the practical ability to exercise the rights and take control of greater than 50% of Gelesis common stock, the Group would be required to consolidate Gelesis under the accounting standards.
In February 2023, the Group obtained warrants to purchase 23,688,047 shares of Gelesis common stock (the “February Warrants”) at an exercise price of $0.2744 per share. The exercise of the February Warrants was subject to the approval of the Gelesis stockholders until May 1, 2023. On May 1, 2023, stockholder approval was no longer required for the Group to exercise the February Warrants. The potential voting rights associated with the February Warrants were not substantive as the exercise price of the February Warrants was at a significant premium to the fair value of the Gelesis common stock.
In May 2023, the Group obtained warrants to purchase 235,441,495 shares of Gelesis common stock (the “May Warrants”). The May Warrants were exercisable at the option of the Group and had an exercise price of either $0.0182 or $0.0142. The May Warrants were substantive as the Group would have benefited from exercising such warrants since their exercise price was at the money or at an insignificant premium over the fair value of the Gelesis common stock. However, that benefit from exercising the May Warrants only existed for a short period of time because in June 2023, the potential voting rights associated with the May Warrants were impacted by the terms and conditions of the Merger Agreement as described below and were no longer substantive.
In October 2023, the Group terminated the Merger Agreement with Gelesis and the potential voting rights associated with the May Warrants were not substantive. Also, in October 2023, Gelesis ceased operations and filed a voluntary petition for relief under the provisions of Chapter 7 of Title 11 of the United States Bankruptcy Code. A Chapter 7 trustee has been appointed by the Bankruptcy Court who has control over the assets and liabilities of Gelesis, effectively eliminating the authority and powers of the Board of Directors of Gelesis and its executive officers to act on behalf of Gelesis. The assets of Gelesis will be liquidated and Gelesis no longer has any officers or employees. The Group ceased accounting for Gelesis as an equity method investment as it no longer had significant influence in Gelesis. During the year ended December 31, 2023, the Group recorded $4,910 as its share in the losses of Gelesis and the Group’s balance in this equity method investment was zero as of December 31, 2023.
Merger Agreement
On June 12, 2023, PureTech Health LLC and Caviar Merger Sub LLC, a Delaware limited liability company and a wholly-owned subsidiary of PureTech (“Merger Sub”), entered into an agreement (the "Merger Agreement"), pursuant to which Gelesis would merge with and into Merger Sub, with Merger Sub continuing as the surviving company ( the “Merger”). If the Merger had been completed, PureTech would have acquired all issued and outstanding shares of common stock of Gelesis not otherwise held by PureTech, and Gelesis would have become an indirect wholly-owned subsidiary of PureTech. On October 12, 2023, the Group terminated the Merger Agreement.
Sonde
On May 25, 2022, Sonde completed a Series B preferred share financing. As a result of the aforementioned financing, the Group's voting interest was reduced below 50% and the Group lost its control over Sonde and as such ceased to consolidate Sonde on the date the round of financing was completed.
Following deconsolidation, the Group has significant influence in Sonde through its voting interest in Sonde and its remaining representation on Sonde's Board of Directors. The Group's voting interest at date of deconsolidation and as of December 31, 2022 was 48.2% and 40.17%, respectively. The Group holds Preferred A-1, A-2 and B shares. The Preferred A-1 shares, in substance, have the same terms as common stock and as such provide their shareholders with access to returns associated with a residual equity ownership in Sonde. Consequently, the investment in Preferred A-1 shares is accounted for under the equity method. The Preferred A-2 and B shares, however, do not provide their shareholders with access to returns associated with a residual equity interest and as such are accounted for under IFRS 9, as investments held at fair value.
The fair value of the Preferred A-1 shares on the date of deconsolidation amounted to $7,716, which is the initial value of the equity method investment in Sonde.
During the years ended December 31, 2023 and 2022, the Group recorded losses of $1,052 and $3,443, respectively, related to Sonde's equity method of accounting. As of December 31, 2023, the Sonde equity method investment has a balance of $3,185.
The following table summarizes the activity related to the investment in associates balance for the years ended December 31, 2023 and 2022.

Investment in Associates	$
As of January 1, 2022	—
Cash investment in associates	19,961
Additional investment as a result of settling the Backstop agreement (see above)	8,424
Gain on dilution of interest in associate (*)	13,793
Investment in Sonde - deconsolidation	7,680
Share in net loss of associates	(27,749)
Reversal of equity method losses recorded against LTI (due to decrease in the fair value of such LTI):	(4,406)
Share in other comprehensive loss of associates	(166)
Impairment	(8,390)
As of December 31, 2022 and January 1, 2023	9,147
Share in net loss of associates	(6,055)
Share in other comprehensive income of associates	92
As of December 31, 2023	3,185
*    Gain on dilution of interest was further increased due to the receipt of Gelesis Earn-out Shares accounted for as investments held at fair value (see above).
Summarized financial information
The following table summarizes the financial information of Gelesis as of December 31, 2022 and for the years ended December 31, 2022 and 2021, as included in its own financial statements, adjusted for fair value adjustments at deconsolidation and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Group’s interest in Gelesis. As of December 31, 2023, the Group’s investment in Gelesis is $0 and Gelesis does not represent a significant equity method investment. As a result, such a disclosure for Gelesis is not presented for the year ended December 31, 2023.

	2022 $
As of and for the year ended December 31,
Percentage ownership interest	22.5%
Non-current assets	333,040
Current assets	23,495
Non-current liabilities	(99,053)
Current liabilities	(80,010)
Non-controlling interests and options issued to third parties	(46,204)
Net assets (deficit) attributable to shareholders of Gelesis Inc.	131,268
Group's share of net assets (net deficit)	29,504
Goodwill	3,858
Impairment	(28,452)
Investment in associates	4,910
	2022 $	2021 $

Revenue	25,767	11,185
Loss from continuing operations (100%)	(111,567)	(271,430)
Total comprehensive loss (100%)	(112,285)	(273,005)
Group's share in net losses - limited to net investment amount (*)	(24,306)	(73,703)
Group's share of total comprehensive loss - limited to net investment amount	(24,472)	(73,703)
*    For the year ended December 31, 2022, the amount includes $4,406 reversal of equity method losses recorded against long-term Interests ("LTI") due to the decrease in fair value of such LTI.
Investment in Notes from Associates
Gelesis
Unsecured Promissory Note
On July 27, 2022, the Group, as a lender, entered into an unsecured promissory note (the "Junior Note") with Gelesis, as a borrower, in the amount of $15,000. The Junior Note bears an annual interest rate of 15% per annum. The maturity date of the Junior Note is the earlier of December 31, 2023 or five business days following the consummation of a qualified financing by Gelesis. Based on the terms of the Junior Note, due to the option to convert to a variable amount of shares at the time of default, the Junior Note is required to be measured at fair value with changes in fair value recorded through profit and loss.
As of December 31, 2023 and December 31, 2022 the fair value of the Junior Note was $0 and $16,501, respectively. In the year ended December 31, 2023, the Group recorded a loss of $16,501 for the change in the fair value of the Junior Note which was included in gain/(loss) on investments in notes from associates within the Consolidated Statement of Comprehensive Income/(Loss). The fair value of the Junior Note was determined to be $0 as of December 31, 2023 as Gelesis has ceased operations and filed for bankruptcy. In the year ended December 31, 2022, the Group recorded interest income of $963 and a gain of $539 for the change in the fair value of the Junior Note which was included in other income/(expense) in the Consolidated Statement of Comprehensive Income/(Loss).
Senior Secured Convertible Promissory Notes
During the year ended December 31, 2023, the Group entered into multiple agreements with Gelesis to purchase for $11,850 senior secured convertible promissory notes (the "Senior Notes") and warrants for share of Gelesis common stock. The initial fair value of the Senior Notes was determined to be $10,729 while $1,121 was determined to be the initial fair value of the warrants. The Senior Notes represent debt instruments that are presented at fair value through profit and loss as the amounts receivable do not solely represent payments of principal and interest as the Senior Notes are convertible into Gelesis common stock.
The Senior Notes are secured by a first-priority lien on substantially all assets of Gelesis and the guarantors (other than the equity interests in, and assets held by Gelesis s.r.l., a subsidiary of Gelesis, and certain other exceptions).
In October 2023, Gelesis ceased operations and filed a voluntary petition for relief under the provisions of Chapter 7 of Title 11 of the United States Bankruptcy Code. Therefore, the Group determined that the fair value of the Senior Notes was $0 as of December 31, 2023 and the Group recorded a loss of $10,729 for the changes in the fair value of the Senior Notes. The loss was included in gain/(loss) on investments in notes from associates in the Consolidated Statement of Comprehensive Income/(Loss).
Vedanta
On April 24, 2023, Vedanta closed the second tranche of its convertible debt for additional proceeds of $18,000, of which $5,000 were invested by the Group. The convertible debt carries an interest rate of 9 percent per annum. The debt has various conversion triggers and the conversion price is established at the lower of 80% of the equity price of the last financing round, or a certain pre-money valuation cap established in the agreement. If the convertible debt is not earlier converted or repaid, the entire outstanding amount of the convertible debt shall be due and payable upon the earliest to occur of (a) the later of (x) November 1, 2025 and (y) the date which is sixty (60) days after all amounts owed under, or in connection with, the loan Vedanta received from a certain investor have been paid in full, or (b) the consummation of a Deemed Liquidation Event (as defined in Vedanta’s Amended and Restated Certificate of Incorporation).
Due to the terms of the convertible debt, the investment in such convertible debt is measured at fair value with changes in the fair value recorded through profit and loss. During the years ended December 31, 2023, the Group recorded a loss of $400 for the changes in the fair value of the Vedanta convertible debt which was included in gain/(loss) on investments in notes from associates in the Consolidated Statement of Comprehensive Income/(Loss).
Following is the activity in respect of investments in notes from associates during the periods. The fair value of the $4,600 note from associate as of December 31, 2023 is determined using unobservable Level 3 inputs. See Note 18. Financial Instruments for additional information.

Investment in notes from associates	$
Balance as of January 1, 2022	—
Investment In Gelesis notes	15,000
Changes in the fair value of the notes	1,501
Balance as of December 31, 2022 and January 1, 2023	16,501
Investment In Gelesis notes	10,729
Investment in Vedanta convertible debt	5,000
Changes in the fair value of the notes and convertible debt	(27,630)
Balance as of December 31, 2023	4,600